ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31
	2017	2016
	U.S. dollars in thousands
Accrued expenses	4,969	2,903
Employees and related liabilities	1,045	295
Government institutions	11	98
	6,025	3,296

The fair value of the accounts payable and accrued expense balances approximates their carrying amounts.